Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
2013 Equity Incentive Plan [Member]
Number of Options
Outstanding at beginning | shares	141,250
Forfeited | shares	(141,250)
Outstanding at ending | shares
Weighted Average Exercise Price
Outstanding at beginning | $ / shares	$ 14.83
Forfeited | $ / shares	22.61
Outstanding at ending | $ / shares
Other Stock Options [Member]
Number of Options
Outstanding at beginning | shares	145,950
Forfeited | shares	(145,950)
Outstanding at ending | shares
Weighted Average Exercise Price
Outstanding at beginning | $ / shares	$ 3.18
Forfeited | $ / shares	22.61
Outstanding at ending | $ / shares